Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Jun. 30, 2022 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
2022	$ 18,705
2023	22,058
2024	18,048
2025	15,577
2026	15,501
2026 and thereafter	43,768
Total	$ 133,657